Quarterly Report
June 30, 2024
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
June 30, 2024
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.9% †
Aerospace & Defense - 0.5%
RTX Corp.	13,301	$1,335,287
Apparel Retail - 0.4%
Ross Stores, Inc.	7,012	1,018,984
Application Software - 3.1%
Adobe, Inc. (a)	6,163	3,423,793
Intuit, Inc.	1,338	879,347
Salesforce, Inc.	14,171	3,643,364
Synopsys, Inc. (a)	1,326	789,050
		8,735,554
Automobile Manufacturers - 0.9%
General Motors Co.	29,096	1,351,800
Tesla, Inc. (a)	5,359	1,060,439
		2,412,239
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	1,478	1,560,857
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. (a)	14,842	1,221,942
Vertex Pharmaceuticals, Inc. (a)	2,302	1,078,993
		2,300,935
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	67,439	13,032,587
Building Products - 0.5%
Trane Technologies PLC	4,726	1,554,523
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	4,261	2,308,610
Consumer Staples Merchandise Retail - 1.1%
Costco Wholesale Corp.	1,227	1,042,938
Walmart, Inc.	28,608	1,937,047
		2,979,985
Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	3,957	779,529
Diversified Banks - 2.8%
Bank of America Corp.	41,955	1,668,551
JPMorgan Chase & Co.	31,478	6,366,740
		8,035,291
Diversified Support Services - 0.3%
Cintas Corp.	1,092	764,684
Electric Utilities - 1.2%
NextEra Energy, Inc.	47,466	3,361,067
Electrical Components & Equipment - 0.6%
Eaton Corp. PLC	5,312	1,665,578
Electronic Components - 0.3%
Amphenol Corp., Class A	11,110	748,481
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	16,493	3,518,617
Financial Exchanges & Data - 2.3%
CME Group, Inc.	4,917	966,682
	Number of Shares	Fair Value
MSCI, Inc.	1,769	$852,216
S&P Global, Inc.	10,800	4,816,800
		6,635,698
Healthcare Equipment - 2.9%
Abbott Laboratories	13,514	1,404,240
Becton Dickinson & Co.	14,539	3,397,910
IDEXX Laboratories, Inc. (a)	1,683	819,957
Penumbra, Inc. (a)	3,579	644,113
Teleflex, Inc.	3,240	681,469
Zimmer Biomet Holdings, Inc.	11,342	1,230,947
		8,178,636
Home Improvement Retail - 1.7%
Home Depot, Inc.	13,679	4,708,859
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc., Class A	2,151	520,047
Household Products - 0.9%
Procter & Gamble Co.	15,038	2,480,067
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	7,123	1,521,045
Industrial Gases - 1.2%
Linde PLC	7,969	3,496,877
Industrial Machinery & Supplies & Components - 1.2%
Parker-Hannifin Corp.	6,816	3,447,601
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	3,715	782,825
Integrated Oil & Gas - 1.6%
Chevron Corp.	11,675	1,826,203
Exxon Mobil Corp.	24,281	2,795,229
		4,621,432
Interactive Media & Services - 8.3%
Alphabet, Inc., Class A	71,430	13,010,974
Alphabet, Inc., Class C	9,681	1,775,689
Meta Platforms, Inc., Class A	16,966	8,554,597
		23,341,260
Investment Banking & Brokerage - 0.3%
Charles Schwab Corp.	11,260	829,749
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	2,839	861,381
Life Sciences Tools & Services - 1.9%
IQVIA Holdings, Inc. (a)(b)	11,589	2,450,378
Thermo Fisher Scientific, Inc.	5,455	3,016,615
		5,466,993
Managed Healthcare - 2.0%
Humana, Inc.	1,774	662,855
UnitedHealth Group, Inc.	9,736	4,958,155
		5,621,010
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	1,380	931,334
Walt Disney Co.	25,160	2,498,137
		3,429,471

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Multi-Line Insurance - 0.3%
American International Group, Inc.	9,832	$729,928
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	8,509	3,461,461
Multi-Utilities - 0.5%
Sempra	18,096	1,376,382
Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	47,909	2,260,347
Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	21,661	2,477,585
Other Specialty Retail - 0.8%
Ulta Beauty, Inc. (a)	5,717	2,206,019
Packaged Foods & Meats - 0.4%
Mondelez International, Inc., Class A	16,267	1,064,512
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	17,232	1,252,422
Personal Care Products - 0.7%
Kenvue, Inc.	108,165	1,966,440
Pharmaceuticals - 4.8%
AstraZeneca PLC ADR	37,965	2,960,890
Elanco Animal Health, Inc. (a)	27,078	390,736
Eli Lilly & Co.	1,429	1,293,788
Johnson & Johnson	27,593	4,032,993
Merck & Co., Inc.	39,294	4,864,597
		13,543,004
Property & Casualty Insurance - 1.0%
Chubb Ltd.	11,410	2,910,463
Rail Transportation - 0.5%
Union Pacific Corp.	6,395	1,446,933
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	1,465	327,442
Restaurants - 0.5%
McDonald's Corp.	5,132	1,307,839
Semiconductor Materials & Equipment - 1.4%
Applied Materials, Inc.	12,757	3,010,524
ASML Holding NV	802	820,230
		3,830,754
Semiconductors - 11.5%
Advanced Micro Devices, Inc. (a)	10,679	1,732,240
Broadcom, Inc. (b)	3,545	5,691,604
NVIDIA Corp.	169,599	20,952,260
ON Semiconductor Corp. (a)	36,436	2,497,688
Texas Instruments, Inc.	9,137	1,777,421
		32,651,213
Soft Drinks & Non-alcoholic Beverages - 0.9%
Monster Beverage Corp. (a)	19,199	958,990
PepsiCo, Inc.	9,993	1,648,146
		2,607,136
	Number of Shares	Fair Value
Specialty Chemicals - 0.5%
Ecolab, Inc.	2,717	$646,646
International Flavors & Fragrances, Inc.	3,885	369,891
PPG Industries, Inc.	2,356	296,597
		1,313,134
Systems Software - 8.7%
Microsoft Corp.	47,208	21,099,616
Oracle Corp.	12,706	1,794,087
ServiceNow, Inc. (a)	2,344	1,843,954
		24,737,657
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	79,203	16,681,736
Telecom Tower REITs - 1.3%
American Tower Corp.	18,509	3,597,779
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	5,211	3,370,110
WW Grainger, Inc.	1,253	1,130,507
		4,500,617
Transaction & Payment Processing Services - 3.5%
Fidelity National Information Services, Inc.	5,289	398,579
Mastercard, Inc., Class A	9,446	4,167,197
PayPal Holdings, Inc. (a)	15,229	883,739
Visa, Inc., Class A	16,809	4,411,858
		9,861,373
Water Utilities - 0.8%
American Water Works Co., Inc.	17,822	2,301,889
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	3,591	632,662
Total Common Stock (Cost $160,831,378)		271,102,486
Short-Term Investments - 3.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (c)(d) (Cost $10,847,794)	10,847,794	10,847,794
Total Investments (Cost $171,679,172)		281,950,280
Other Assets and Liabilities, net - 0.3%		752,210
NET ASSETS - 100.0%		$282,702,490

See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2024	28	$7,763,095	$7,730,100	$(32,995)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$271,102,486	$—	$—	$271,102,486
Short-Term Investments	10,847,794	—	—	10,847,794
Total Investments in Securities	$281,950,280	$—	$—	$281,950,280
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(32,995)	—	—	(32,995)
Total Other Financial Instruments	$(32,995)	$—	$—	$(32,995)

Affiliate Table

	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,527,562	$5,527,562	$38,200,183	$32,879,951	$—	$—	10,847,794	$10,847,794	$290,558
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.1% †
Aerospace & Defense - 0.5%
Hexcel Corp.	20,438	$1,276,353
Woodward, Inc.	23,648	4,123,738
		5,400,091
Agricultural & Farm Machinery - 1.1%
AGCO Corp.	94,025	9,203,167
Alamo Group, Inc. (a)	12,250	2,119,250
		11,322,417
Agricultural Products & Services - 1.0%
Darling Ingredients, Inc. (b)	294,887	10,837,097
Apparel Retail - 1.5%
Boot Barn Holdings, Inc. (b)	85,083	10,969,751
Buckle, Inc.	81,905	3,025,571
Revolve Group, Inc. (b)	127,884	2,034,634
		16,029,956
Application Software - 6.4%
ACI Worldwide, Inc. (a)(b)	153,309	6,069,503
Altair Engineering, Inc., Class A (b)	48,328	4,740,010
Asana, Inc., Class A (b)	195,000	2,728,050
Blackbaud, Inc. (b)	81,273	6,190,565
BlackLine, Inc. (b)	37,835	1,833,106
Box, Inc., Class A (b)	150,000	3,966,000
Braze, Inc., Class A (b)	143,500	5,573,540
CCC Intelligent Solutions Holdings, Inc. (b)	424,369	4,714,740
Clearwater Analytics Holdings, Inc., Class A (b)	61,389	1,136,924
Dynatrace, Inc. (b)	18,820	842,007
Envestnet, Inc. (b)	13,700	857,483
Freshworks, Inc., Class A (b)	317,500	4,029,075
Lightspeed Commerce, Inc. (b)	61,860	846,863
Nutanix, Inc., Class A (b)	107,000	6,082,950
Samsara, Inc., Class A (b)	35,800	1,206,460
Smartsheet, Inc., Class A (b)	166,320	7,331,386
Vertex, Inc., Class A (b)	169,338	6,104,635
Workiva, Inc. (b)	53,980	3,940,000
		68,193,297
Automobile Manufacturers - 0.5%
Thor Industries, Inc.	56,687	5,297,400
Automotive Parts & Equipment - 0.9%
Dana, Inc.	111,176	1,347,453
Dorman Products, Inc. (b)	89,967	8,230,181
Patrick Industries, Inc.	3,107	337,265
		9,914,899
Automotive Retail - 1.1%
Group 1 Automotive, Inc.	15,109	4,491,604
Murphy USA, Inc.	15,905	7,466,761
		11,958,365
Biotechnology - 2.3%
89bio, Inc. (b)	58,940	472,109
ADMA Biologics, Inc. (b)	79,886	893,125
Alkermes PLC (b)	32,330	779,153
Ascendis Pharma AS ADR (b)	25,370	3,459,961
Avid Bioservices, Inc. (b)	328,600	2,346,204
Bicycle Therapeutics PLC ADR (b)	36,940	747,666
	Number of Shares	Fair Value
Catalyst Pharmaceuticals, Inc. (b)	127,141	$1,969,414
Cytokinetics, Inc. (b)	12,460	675,083
Emergent BioSolutions, Inc. (b)	65,764	448,510
Halozyme Therapeutics, Inc. (b)	40,846	2,138,697
Heron Therapeutics, Inc. (b)	614,746	2,151,611
MoonLake Immunotherapeutics (b)	26,980	1,186,311
Rocket Pharmaceuticals, Inc. (b)	50,380	1,084,681
Vaxcyte, Inc. (b)	26,040	1,966,280
Veracyte, Inc. (b)	155,000	3,358,850
Viking Therapeutics, Inc. (b)	11,260	596,893
Xenon Pharmaceuticals, Inc. (b)	16,260	633,977
		24,908,525
Brewers - 0.9%
Boston Beer Co., Inc., Class A (b)	31,059	9,474,548
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (b)	32,500	3,190,525
Building Products - 2.1%
Armstrong World Industries, Inc.	56,975	6,451,849
AZEK Co., Inc. (b)	18,610	784,039
AZZ, Inc.	26,312	2,032,602
Gibraltar Industries, Inc. (b)	90,106	6,176,767
Hayward Holdings, Inc. (b)	303,500	3,733,050
Insteel Industries, Inc.	21,377	661,832
Simpson Manufacturing Co., Inc.	9,072	1,528,904
UFP Industries, Inc.	8,959	1,003,408
		22,372,451
Cargo Ground Transportation - 0.6%
Saia, Inc. (b)	13,532	6,418,092
Casinos & Gaming - 0.1%
Churchill Downs, Inc.	9,300	1,298,280
Commercial & Residential Mortgage Finance - 0.1%
PennyMac Financial Services, Inc.	13,144	1,243,422
Commodity Chemicals - 0.2%
Hawkins, Inc.	28,395	2,583,945
Communications Equipment - 0.1%
Cambium Networks Corp. (b)	127,762	356,456
F5, Inc. (b)	6,950	1,196,999
		1,553,455
Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	7,420	2,256,570
Dycom Industries, Inc. (b)	70,467	11,892,011
IES Holdings, Inc. (b)	13,178	1,836,091
Valmont Industries, Inc.	4,830	1,325,594
WillScot Mobile Mini Holdings Corp. (b)	34,330	1,292,181
		18,602,447
Construction Machinery & Heavy Transportation Equipment - 0.4%
Astec Industries, Inc.	18,117	537,350

See Notes to Schedule of Investments.
4	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Miller Industries, Inc.	6,021	$331,276
Oshkosh Corp.	12,216	1,321,771
Wabash National Corp.	70,733	1,544,809
		3,735,206
Construction Materials - 0.2%
Eagle Materials, Inc.	8,531	1,855,151
Consumer Finance - 0.3%
PROG Holdings, Inc.	86,775	3,009,357
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	74,073	3,049,585
Verra Mobility Corp. (b)	229,769	6,249,717
WNS Holdings Ltd. (b)	24,790	1,301,475
		10,600,777
Distillers & Vintners - 1.7%
MGP Ingredients, Inc.	239,351	17,807,714
Distributors - 0.5%
LKQ Corp.	129,483	5,385,198
Diversified Metals & Mining - 0.1%
Materion Corp.	7,893	853,470
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	50,533	786,294
American Assets Trust, Inc.	35,510	794,714
Essential Properties Realty Trust, Inc.	23,468	650,298
		2,231,306
Diversified Support Services - 1.5%
Healthcare Services Group, Inc. (b)	203,702	2,155,167
Matthews International Corp., Class A	91,708	2,297,285
RB Global, Inc.	134,197	10,247,283
Vestis Corp.	112,629	1,377,453
		16,077,188
Education Services - 0.8%
Bright Horizons Family Solutions, Inc. (b)	23,232	2,557,379
Stride, Inc. (b)	91,250	6,433,125
		8,990,504
Electric Utilities - 0.8%
ALLETE, Inc.	9,152	570,627
IDACORP, Inc.	79,473	7,402,910
		7,973,537
Electrical Components & Equipment - 0.6%
Acuity Brands, Inc. (a)	4,235	1,022,498
Atkore, Inc.	16,249	2,192,477
NEXTracker, Inc., Class A (b)	24,920	1,168,250
Regal Rexnord Corp.	6,080	822,138
Sensata Technologies Holding PLC	41,510	1,552,059
		6,757,422
Electronic Components - 1.8%
Belden, Inc.	118,166	11,083,971
Coherent Corp. (b)	25,438	1,843,237
	Number of Shares	Fair Value
Littelfuse, Inc.	22,432	$5,733,395
		18,660,603
Electronic Equipment & Instruments - 0.9%
Novanta, Inc. (b)	25,000	4,077,750
Vontier Corp.	132,574	5,064,327
		9,142,077
Electronic Manufacturing Services - 0.3%
Celestica, Inc. (b)	10,470	600,245
Fabrinet (b)	4,930	1,206,815
Plexus Corp. (b)	9,038	932,541
		2,739,601
Environmental & Facilities Services - 0.8%
Aris Water Solutions, Inc., Class A	129,856	2,034,843
BrightView Holdings, Inc. (a)(b)	83,963	1,116,708
Casella Waste Systems, Inc., Class A (b)	22,240	2,206,653
Montrose Environmental Group, Inc. (b)	65,500	2,918,680
		8,276,884
Food Distributors - 0.5%
Performance Food Group Co. (b)	83,524	5,521,772
Footwear - 0.1%
Steven Madden Ltd.	28,026	1,185,500
Forest Products - 0.9%
Louisiana-Pacific Corp.	113,914	9,378,540
Gas Utilities - 0.1%
UGI Corp.	23,341	534,509
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	112,182	2,623,937
Healthcare Distributors - 0.5%
AdaptHealth Corp. (b)	412,463	4,124,630
Owens & Minor, Inc. (b)	67,560	912,060
		5,036,690
Healthcare Equipment - 4.3%
AtriCure, Inc. (b)	129,500	2,948,715
CONMED Corp.	63,000	4,367,160
Envista Holdings Corp. (b)	93,239	1,550,564
Globus Medical, Inc., Class A (b)	121,000	8,287,290
Inspire Medical Systems, Inc. (b)	25,500	3,412,665
Integer Holdings Corp. (b)	15,610	1,807,482
iRhythm Technologies, Inc. (b)	50,820	5,470,265
LeMaitre Vascular, Inc.	22,943	1,887,750
Omnicell, Inc. (b)	84,500	2,287,415
Penumbra, Inc. (b)	25,000	4,499,250
PROCEPT BioRobotics Corp. (b)	63,390	3,872,495
SI-BONE, Inc. (b)	118,500	1,532,205
Tandem Diabetes Care, Inc. (b)	79,000	3,182,910
		45,106,166

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Healthcare Facilities - 1.5%
Acadia Healthcare Co., Inc. (a)(b)	89,130	$6,019,840
U.S. Physical Therapy, Inc.	108,191	9,999,012
		16,018,852
Healthcare Services - 0.5%
Addus HomeCare Corp. (b)	10,340	1,200,577
Castle Biosciences, Inc. (b)	78,646	1,712,124
Option Care Health, Inc. (b)	67,220	1,861,994
		4,774,695
Healthcare Supplies - 0.7%
Haemonetics Corp. (b)	18,080	1,495,758
Lantheus Holdings, Inc. (b)	18,800	1,509,452
Neogen Corp. (b)	312,000	4,876,560
		7,881,770
Healthcare Technology - 0.5%
Definitive Healthcare Corp. (b)	377,043	2,058,655
Phreesia, Inc. (b)	117,000	2,480,400
Simulations Plus, Inc.	21,315	1,036,335
		5,575,390
Home Building - 0.9%
Cavco Industries, Inc. (b)	2,047	708,610
Green Brick Partners, Inc. (b)	19,061	1,091,052
Installed Building Products, Inc.	7,312	1,503,932
M/I Homes, Inc. (b)	10,360	1,265,370
Meritage Homes Corp.	9,240	1,495,494
Taylor Morrison Home Corp. (b)	55,375	3,069,990
		9,134,448
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	369,244	3,555,820
Xenia Hotels & Resorts, Inc.	97,492	1,397,060
		4,952,880
Household Appliances - 0.1%
Helen of Troy Ltd. (b)	7,508	696,292
Household Products - 0.4%
Central Garden & Pet Co., Class A (b)	126,000	4,161,780
Human Resource & Employment Services - 0.2%
First Advantage Corp.	114,374	1,837,990
Industrial Machinery & Supplies & Components - 7.7%
Albany International Corp., Class A	54,000	4,560,300
Barnes Group, Inc.	140,757	5,828,747
Chart Industries, Inc. (b)	9,436	1,361,992
Enerpac Tool Group Corp.	486,652	18,580,373
Enpro, Inc.	7,503	1,092,212
Esab Corp.	39,500	3,729,985
ESCO Technologies, Inc.	61,500	6,459,960
Gates Industrial Corp. PLC (b)	79,317	1,254,002
Hillenbrand, Inc.	51,327	2,054,107
ITT, Inc.	15,660	2,022,959
John Bean Technologies Corp.	74,500	7,075,265
Kadant, Inc.	4,455	1,308,790
Mueller Industries, Inc.	143,594	8,176,242
RBC Bearings, Inc. (b)	15,500	4,181,590
Standex International Corp.	31,595	5,091,534
	Number of Shares	Fair Value
Timken Co.	109,924	$8,808,210
		81,586,268
Industrial REITs - 0.7%
EastGroup Properties, Inc.	38,780	6,596,478
STAG Industrial, Inc.	23,730	855,704
		7,452,182
Insurance Brokers - 0.7%
Baldwin Insurance Group, Inc. (b)	207,000	7,342,290
Investment Banking & Brokerage - 1.4%
Houlihan Lokey, Inc.	3,113	419,819
Piper Sandler Cos.	5,846	1,345,574
PJT Partners, Inc., Class A	27,000	2,913,570
Raymond James Financial, Inc.	60,405	7,466,662
Stifel Financial Corp.	32,431	2,729,069
		14,874,694
IT Consulting & Other Services - 0.1%
Unisys Corp. (b)	240,897	994,905
Leisure Facilities - 0.6%
Bowlero Corp., Class A	136,000	1,970,640
Planet Fitness, Inc., Class A (b)	63,000	4,636,170
		6,606,810
Leisure Products - 0.6%
Johnson Outdoors, Inc., Class A	15,179	530,961
Polaris, Inc.	73,112	5,725,401
		6,256,362
Life & Health Insurance - 0.1%
Primerica, Inc.	5,240	1,239,679
Life Sciences Tools & Services - 2.3%
Azenta, Inc. (b)	86,085	4,529,793
BioLife Solutions, Inc. (b)	171,040	3,665,387
Bio-Rad Laboratories, Inc., Class A (b)	2,550	696,430
Bruker Corp.	80,923	5,163,697
ICON PLC (b)	13,782	4,320,244
Mesa Laboratories, Inc.	13,038	1,131,307
Repligen Corp. (b)	35,219	4,439,707
		23,946,565
Metal, Glass & Plastic Containers - 0.2%
TriMas Corp.	94,155	2,406,602
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	53,953	1,759,947
Multi-Utilities - 0.1%
Avista Corp.	32,401	1,121,399
Office REITs - 0.7%
COPT Defense Properties	30,585	765,543
Cousins Properties, Inc.	155,740	3,605,381
Easterly Government Properties, Inc.	237,554	2,938,543
Hudson Pacific Properties, Inc.	73,103	351,625
		7,661,092

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Office Services & Supplies - 0.9%
MSA Safety, Inc.	50,016	$9,387,503
Oil & Gas Drilling - 0.2%
Helmerich & Payne, Inc.	16,517	596,925
Patterson-UTI Energy, Inc.	102,070	1,057,445
		1,654,370
Oil & Gas Equipment & Services - 0.7%
Cactus, Inc., Class A	57,674	3,041,727
ChampionX Corp.	63,347	2,103,754
Oil States International, Inc. (b)	163,775	727,161
ProPetro Holding Corp. (b)	147,182	1,276,068
		7,148,710
Oil & Gas Exploration & Production - 2.0%
Civitas Resources, Inc.	22,592	1,558,848
Northern Oil & Gas, Inc.	252,197	9,374,162
SM Energy Co.	242,337	10,476,229
		21,409,239
Other Specialty Retail - 0.3%
Leslie's, Inc. (b)	194,500	814,955
Sally Beauty Holdings, Inc. (b)	189,000	2,027,970
		2,842,925
Packaged Foods & Meats - 2.5%
Calavo Growers, Inc.	37,663	854,950
Freshpet, Inc. (b)	45,640	5,905,360
J & J Snack Foods Corp.	18,000	2,922,660
Lancaster Colony Corp.	29,500	5,574,615
Simply Good Foods Co. (b)	192,000	6,936,960
Utz Brands, Inc.	252,930	4,208,755
		26,403,300
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (b)	206,016	1,324,683
Personal Care Products - 0.2%
BellRing Brands, Inc. (b)	26,660	1,523,352
Oddity Tech Ltd., Class A (b)	17,430	684,302
		2,207,654
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. (b)	21,452	1,366,063
Innoviva, Inc. (b)	65,000	1,066,000
Intra-Cellular Therapies, Inc. (b)	10,130	693,804
		3,125,867
Property & Casualty Insurance - 2.4%
AMERISAFE, Inc.	87,830	3,854,859
Kemper Corp.	11,240	666,869
Kinsale Capital Group, Inc.	2,190	843,763
Palomar Holdings, Inc. (b)	72,910	5,916,647
RLI Corp.	30,754	4,326,780
Selective Insurance Group, Inc.	66,823	6,270,002
Skyward Specialty Insurance Group, Inc. (b)	90,500	3,274,290
Trupanion, Inc. (b)	24,936	733,118
		25,886,328
Publishing - 0.5%
John Wiley & Sons, Inc., Class A	135,912	5,531,618
	Number of Shares	Fair Value
Real Estate Operating Companies - 0.1%
DigitalBridge Group, Inc.	83,402	$1,142,607
Regional Banks - 8.4%
1st Source Corp.	35,264	1,890,856
Banc of California, Inc.	101,520	1,297,426
BancFirst Corp.	27,000	2,367,900
Bank OZK	58,256	2,388,496
BankUnited, Inc.	29,870	874,295
Cadence Bank	20,187	570,888
Columbia Banking System, Inc.	193,877	3,856,213
Cullen/Frost Bankers, Inc.	96,984	9,856,484
Enterprise Financial Services Corp.	25,373	1,038,009
First Financial Bankshares, Inc.	161,115	4,757,726
First Foundation, Inc.	87,956	576,112
Five Star Bancorp	32,767	774,939
Fulton Financial Corp.	200,031	3,396,526
German American Bancorp, Inc.	68,000	2,403,800
Heritage Commerce Corp.	160,008	1,392,070
Home BancShares, Inc.	59,926	1,435,827
Lakeland Financial Corp.	18,885	1,161,805
Live Oak Bancshares, Inc.	223,047	7,820,028
National Bank Holdings Corp., Class A	59,132	2,309,105
Origin Bancorp, Inc.	45,904	1,456,075
Peapack-Gladstone Financial Corp.	57,044	1,292,047
Pinnacle Financial Partners, Inc.	21,472	1,718,619
Preferred Bank	9,144	690,281
Prosperity Bancshares, Inc.	80,667	4,931,980
Renasant Corp.	139,613	4,263,781
ServisFirst Bancshares, Inc.	70,000	4,423,300
SouthState Corp.	11,802	901,909
Stock Yards Bancorp, Inc.	56,500	2,806,355
Texas Capital Bancshares, Inc. (b)	23,151	1,415,452
WaFd, Inc.	37,745	1,078,752
Westamerica BanCorp	60,623	2,942,034
Wintrust Financial Corp.	29,768	2,933,934
WSFS Financial Corp.	170,615	8,018,905
		89,041,929
Research & Consulting Services - 0.2%
Huron Consulting Group, Inc. (b)	7,090	698,365
Resources Connection, Inc.	164,654	1,817,780
		2,516,145
Restaurants - 1.7%
Brinker International, Inc. (b)	9,528	689,732
Cheesecake Factory, Inc.	92,559	3,636,643
First Watch Restaurant Group, Inc. (b)	79,000	1,387,240
Shake Shack, Inc., Class A (b)	29,500	2,655,000
Texas Roadhouse, Inc.	45,071	7,739,142
Wingstop, Inc.	4,320	1,825,891
		17,933,648
Retail REITs - 0.2%
Kite Realty Group Trust	72,968	1,633,024
Phillips Edison & Co., Inc.	21,241	694,793
		2,327,817

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Security & Alarm Services - 1.0%
Brink's Co.	104,818	$10,733,363
Self Storage REITs - 0.1%
National Storage Affiliates Trust	23,772	979,882
Semiconductor Materials & Equipment - 1.0%
Axcelis Technologies, Inc. (b)	9,622	1,368,152
Ichor Holdings Ltd. (b)	57,666	2,223,025
Nova Ltd. (b)	4,410	1,034,277
Onto Innovation, Inc. (b)	28,430	6,242,091
		10,867,545
Semiconductors - 0.7%
Credo Technology Group Holding Ltd. (b)	22,060	704,596
Diodes, Inc. (b)	13,001	935,162
Impinj, Inc. (b)	6,670	1,045,656
Rambus, Inc. (b)	13,250	778,570
Semtech Corp. (b)	106,749	3,189,660
Universal Display Corp.	3,940	828,385
		7,482,029
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	43,405	694,046
Soft Drinks & Non-alcoholic Beverages - 0.8%
Primo Water Corp.	311,723	6,814,265
Vita Coco Co., Inc. (b)	61,500	1,712,775
		8,527,040
Specialized Consumer Services - 0.5%
European Wax Center, Inc., Class A (b)	181,000	1,797,330
OneSpaWorld Holdings Ltd. (b)	241,276	3,708,412
		5,505,742
Specialty Chemicals - 3.6%
Avient Corp.	193,827	8,460,548
Axalta Coating Systems Ltd. (b)	47,240	1,614,191
HB Fuller Co.	16,485	1,268,686
Ingevity Corp. (b)	229,113	10,014,529
Innospec, Inc.	10,785	1,332,918
Quaker Chemical Corp.	29,618	5,026,175
Sensient Technologies Corp.	63,500	4,711,065
Stepan Co.	75,004	6,297,336
		38,725,448
Steel - 0.6%
Carpenter Technology Corp.	21,234	2,326,822
Commercial Metals Co.	68,534	3,768,684
		6,095,506
Systems Software - 1.2%
CommVault Systems, Inc. (b)	24,500	2,978,465
Gitlab, Inc., Class A (b)	22,070	1,097,321
JFrog Ltd. (b)	88,500	3,323,175
Progress Software Corp.	13,847	751,338
Tenable Holdings, Inc. (b)	115,100	5,016,058
		13,166,357
Technology Distributors - 0.4%
Insight Enterprises, Inc. (b)	20,577	4,081,654
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.8%
Corsair Gaming, Inc. (b)	233,609	$2,579,043
Pure Storage, Inc., Class A (b)	96,000	6,164,160
		8,743,203
Timber REITs - 0.1%
PotlatchDeltic Corp.	26,339	1,037,493
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	36,892	7,157,048
FTAI Aviation Ltd.	11,650	1,202,630
Transcat, Inc. (b)	16,500	1,974,720
WESCO International, Inc.	11,391	1,805,701
		12,140,099
Transaction & Payment Processing Services - 0.6%
Flywire Corp. (b)	56,630	928,166
Marqeta, Inc., Class A (b)	85,290	467,389
Shift4 Payments, Inc., Class A (b)	60,357	4,427,186
WEX, Inc. (b)	5,760	1,020,326
		6,843,067
Water Utilities - 0.1%
American States Water Co.	14,406	1,045,443
Total Common Stock (Cost $774,427,285)		998,917,473
Short-Term Investments - 5.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (c)(d) (Cost $59,241,816)	59,241,816	59,241,816
Total Investments (Cost $833,669,101)		1,058,159,289
Other Assets and Liabilities, net - 0.3%		3,101,867
NET ASSETS - 100.0%		$1,061,261,156

See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2024	155	$15,747,390	$16,003,750	$256,360
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$998,917,473	$—	$—	$998,917,473
Short-Term Investments	59,241,816	—	—	59,241,816
Total Investments in Securities	$1,058,159,289	$—	$—	$1,058,159,289
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	256,360	—	—	256,360
Total Other Financial Instruments	$256,360	$—	$—	$256,360

Affiliate Table

	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	47,007,008	$47,007,008	$246,817,433	$234,582,625	$—	$—	59,241,816	$59,241,816	$2,126,331
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2024 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded (funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily
10

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2024 (Unaudited)

change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
11